Segment Information Segment Information - Reconciliation of Assets from Segment to Consolidated (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 7,362	$ 7,350	$ 7,569	$ 7,581
Real Estate Franchise Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		4,730	4,802
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		840	874
Relocation Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		1,369	1,404
Title and Settlement Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		290	277
Corporate and Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 121	$ 212